Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidating financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	2,879	3,781	548
Short-term investments, net	2,986	4,650	674
Accounts receivable, net	7,490	8,408	1,219
Others	8,074	8,487	1,230

Total current assets	21,429	25,326	3,671

Fixed assets, net	8,905	7,624	1,105
Intangible assets, net	1,614	1,209	175
Licensed copyrights, net	2,289	1,952	283
Produced content, net	10,426	12,534	1,817
Long-term investments, net	22,998	18,157	2,633
Long-term time deposits and held-to-maturity investments	—	300	43
Investments in subsidiaries	106	—	—
Operating lease right-of-use assets	7,076	5,460	792
Others	10,697	10,829	1,569

Total non-current assets	64,111	58,065	8,417

Total	85,540	83,391	12,088

Liabilities
Accounts payable and accrued liabilities	18,352	15,749	2,283
Customer deposits and deferred revenue	6,050	7,387	1,071
Operating lease liabilities	2,619	2,554	370
Others	3,571	4,678	678

Total current third-party liabilities	30,592	30,368	4,402

Operating lease liabilities	5,253	4,565	662
Others	1,033	2,098	303

Total non-current third-party liabilities	6,286	6,663	965

Amounts due to the entities within Baidu (1)	19,744	18,743	2,718

Total	56,622	55,774	8,085

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	52,666	61,380	62,121	9,007
Net income (loss)	2,091	(220)	212	31
Net cash provided by operating activities	4,616	4,121	2,938	426
Net cash used in investing activities	(8,382)	(7,551)	(1,898)	(275)
Net cash provided by/(used in) financing activities	3,859	3,999	(64)	(9)